Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2020 CHF (SFr) SFr / shares	Dec. 31, 2019 CHF (SFr) SFr / shares	Dec. 31, 2018 CHF (SFr) SFr / shares
Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) [Abstract]
Other operating income	SFr 174,475
Research and development	(2,862,979)	SFr (3,325,281)	SFr (6,689,589)
General and administrative	(2,594,662)	(3,933,863)	(4,264,534)
Operating loss	(5,283,166)	(7,259,144)	(10,954,123)
Interest income	258	17,882
Interest expense	(135,151)	(28,628)	(1,070,177)
Foreign currency exchange loss, net	(333,553)	(219,573)	(139,870)
Revaluation gain/(loss) from derivative financial instruments	(2,250,222)	663,725	1,350,071
Transaction costs	(219,615)		(520,125)
Loss before tax	(8,221,449)	(6,825,738)	(11,334,224)
Income tax gain/(loss)	21,284	193,837	(162,177)
Net loss attributable to owners of the Company	(8,200,165)	(6,631,901)	(11,496,401)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of CHF 0	(26,118)	(72,010)	1,277,192
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	88,862	16,446	(10,964)
Other comprehensive income/(loss), net of taxes of CHF 0	62,744	(55,564)	1,266,228
Total comprehensive loss attributable to owners of the Company	SFr (8,137,421)	SFr (6,687,465)	SFr (10,230,173)
Basic and diluted loss per share (in Francs per share) | (per share)	SFr (1.36)	SFr (2.28)	SFr (14.46)